ACQUISITION OF SUBSIDIARIES AND CERTAIN ASSETS (Details Narrative)				1 Months Ended			12 Months Ended
		Oct. 13, 2022 USD ($)	Sep. 07, 2022 USD ($) Item shares	Jul. 26, 2024 USD ($) shares	Apr. 17, 2023 USD ($)	Nov. 30, 2022 Item	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($) shares
Business Acquisition [Line Items]
Cash consideration paid at closing								$ 29,631,984
Electric Last Mile Inc. And Electric Last Mile Solutions Inc. [Member]
Business Acquisition [Line Items]
Approximate sale consideration approved		$ 105,000,000
Number of vehicles | Item						50,000
Lawrence Hardge Global Ev Technology Inc. And Ev Technology Llc [Member] | Mullen Advanced Energy Operations Llc [Member]
Business Acquisition [Line Items]
Noncontrolling interest percentage					49.00%
Mullen Advanced Energy Operations Llc [Member]
Business Acquisition [Line Items]
Cash consideration, deferred					$ 5,000,000.0
Upfront payment paid for investment in subsidiary					$ 50,000
Mullen Advanced Energy Operations Llc [Member]
Business Acquisition [Line Items]
Percentage of ownership (as a percent)					51.00%
Common Stock [Member]
Business Acquisition [Line Items]
Shares acquired | shares	[1]							2,827
Bollinger Motors Inc [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired			60.00%
Total consideration			$ 148,577,647
Cash consideration due			107,000,000
Cash consideration paid at closing			75,000,000	$ 2,600,000
Number of common stock acquired | shares				33,048
Fair value adjustment of shares			$ 247,629,412
Business combination, initial royalty rate			5.00%
Business combination, percentage of decrease in royalty rate			1.00%
Business combination, percentage of decrease in royalty term			10 years
Bollinger Motors Inc [Member] | Payable In Five Installments Through August Five Two Thousand Twenty Three [Member]
Business Acquisition [Line Items]
Cash consideration, deferred			$ 32,000,000
Bollinger Motors Inc [Member] | Minimum [Member]
Business Acquisition [Line Items]
Number of medium duty truck classes | Item			4
Business Combination, annual discount rate			40.00%
Bollinger Motors Inc [Member] | Maximum [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired				33.37%
Number of medium duty truck classes | Item			6
Cash consideration paid at closing				$ 36,100,000
Number of common stock acquired | shares				467,869
Business Combination, annual discount rate			42.00%
Bollinger Motors Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Shares acquired | shares			544,347
Number of common stock acquired | shares			2,827

[1]	Adjusted retroactively for reverse stock splits, see Note 1